Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill, Beginning Balance	¥ 329,000	¥ 328,927	¥ 38,993
Acquisition of subsidiaries	115,848	0	289,936
Foreign exchange difference	85	73	(2)
Goodwill, Ending Balance	¥ 444,933	¥ 329,000	¥ 328,927